Organization and Business Operations	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1. Organization and Business Operations

Tecnoglass Inc. was incorporated in the Cayman Islands on September 21, 2011 under the name “Andina Acquisition Corporation” (“Andina”) as a blank check company. Andina’s registration statement for its initial public offering (the “Public Offering”) was declared effective on March 16, 2012. Andina consummated the Public Offering, the private placement of warrants and the sale of options to the Underwriters on March 22, 2012, receiving proceeds, net of transaction costs, of $43,163, of which $42,740 was placed in a trust account.

Andina’s objective was to acquire, through a merger, share exchange, asset acquisition, share purchase recapitalization, reorganization or other similar business combination, one or more operating businesses. As discussed below, Andina entered into a merger transaction on December 20, 2013 between Tecno Corporation (“Tecnoglass Holding”) as parent of Tecnoglass S.A. (“TG”) and C.I. Energía Solar S.A. E.S. Windows (“ES”). The surviving entity was renamed to Tecnoglass Inc. (The “Company”).

The Company manufactures hi-specification, architectural glass and windows for the global residential and commercial construction industries. Currently the Company offers design, production, marketing, and installation of architectural systems for buildings of high, medium and low elevation size. Products include windows and doors in glass and aluminum, office partitions and interior divisions, floating façades and commercial window showcases. The Company sells to more than 800 customers in North, Central and South America, and exports almost half of its production to foreign countries.

To fund its working capital requirements, the Company expects that the cash flow of the acquired companies will provide sufficient liquidity to meet its current operating requirements. The Company believes that the investments made by the operating companies TG and ES in their technology, infrastructure, and sales staff will generate cash flows sufficient to cover its working capital needs and other ongoing needs for capital. The Company’s cash requirements include funding sales and production, paying interest expense and other operating expenses, including taxes, and investing in its technology infrastructure.